Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
Schedule of Shares Held by ESOP
	December 31
	2012	2011

Allocated	121,608	138,345
Unallocated	-	-
Total	121,608	138,345

Summary of Stock Option Activity
			Weighted-Average
		Weighted-		Remaining
		Average		Contractual Term	Aggregate
Options	Shares	Exercise Price		(Years)	Intrinsic Value

Outstanding at January 1, 2011	186,132	$9.47		5.3	-

Granted in 2011	-	$0.00

Exercised in 2011	-	$0.00

Forfeited or Expired in 2011	(3,450)	$9.54

Outstanding at December 31, 2011	182,682	$9.47		4.3	-

Granted in 2012	-	$0.00

Exercised in 2012	-	$0.00

Forfeited or expired in 2012	(15,062)	$8.81

Oustanding at December 31, 2012	167,620	$9.53		3.38	-

Options Exercisable at December 31, 2012	167,620	$9.53		3.38	-

Summary of Status of Nonvested Options and Changes
		Weighted-Average
		Grant-Date
Nonvested Shares	Shares	Fair Value

Nonvested at January 1, 2011	37,358	$2.11

Granted	-	$0.00

Vested	(36,118)	$2.11

Forfeited	-	$0.00

Nonvested at December 31, 2011	1,240	$2.19

Granted	-	$0.00

Vested	(1,240)	$2.19

Forfeited	-	$0.00

Nonvested at December 31, 2012	0	$0.00

Summary of Restricted Stock Awards Activity
	For the Year Ended December 31,
	2012	2011

Beginning of period	300	13,050

Granted	-	-

Vested	(300)	(12,750)

Forfeited	-	-

Nonvested, end of period	0	300